SEI DAILY INCOME TRUST

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Treasury Fund

Treasury II Fund

Supplement Dated April 13, 2009

to the Class A Shares Prospectus dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each a “Fund” and, together, the “Funds”) have participated in the Program since its commencement on September 18, 2008 and are currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Not Participating in Program after April 30, 2009:

Treasury Fund

Treasury II Fund

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change adds as permissible investments: U.S. dollar-denominated debt obligations of top tier foreign issuers, and certificates of deposit, time deposits and other obligations of foreign banks and foreign branches of U.S. banks.  Accordingly, the text of the “Investment Strategy” section for the Fund is hereby deleted and replaced with the following:

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-549 (4/09)

SEI DAILY INCOME TRUST

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Treasury Fund

Treasury II Fund

Supplement Dated April 13, 2009

to the Class B Shares Prospectus dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each a “Fund” and, together, the “Funds”) have participated in the Program since its commencement on September 18, 2008 and are currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Not Participating in Program after April 30, 2009:

Treasury Fund

Treasury II Fund

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change adds as permissible investments: U.S. dollar-denominated debt obligations of top tier foreign issuers, and certificates of deposit, time deposits and other obligations of foreign banks and foreign branches of U.S. banks.  Accordingly, the text of the “Investment Strategy” section for the Fund is hereby deleted and replaced with the following:

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-550 (4/09)

SEI DAILY INCOME TRUST

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Treasury Fund

Treasury II Fund

Supplement Dated April 13, 2009

to the Class C Shares Prospectus dated May 31, 2008

This supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each a “Fund” and, together, the “Funds”) have participated in the Program since its commencement on September 18, 2008 and are currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Not Participating in Program after April 30, 2009:

Treasury Fund

Treasury II Fund

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change adds as permissible investments: U.S. dollar-denominated debt obligations of top tier foreign issuers, and certificates of deposit, time deposits and other obligations of foreign banks and foreign branches of U.S. banks.  Accordingly, the text of the “Investment Strategy” section for the Fund is hereby deleted and replaced with the following:

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-551 (4/09)

SEI DAILY INCOME TRUST

Money Market Fund

Prime Obligation Fund

Supplement Dated April 13, 2009

to the Class C Shares Prospectus dated May 31, 2008

This supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Money Market and Prime Obligation Funds (each a “Fund” and, together, the “Funds”) have participated in the Program since its commencement on September 18, 2008 and are currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Funds have elected to participate in the Program extension.

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change adds as permissible investments: U.S. dollar-denominated debt obligations of top tier foreign issuers, and certificates of deposit, time deposits and other obligations of foreign banks and foreign branches of U.S. banks.  Accordingly, the text of the “Investment Strategy” section for the Fund is hereby deleted and replaced with the following:

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality;

(ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-245 (4/09)

SEI DAILY INCOME TRUST

Prime Obligation Fund

Supplement Dated April 13, 2009

to the Class H Shares Prospectus dated May 31, 2008

This supplement provides new and additional information beyond that contained in the Class H Shares Prospectus, and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Prime Obligation Fund (the “Fund”) has participated in the Program since its commencement on September 18, 2008 and is currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change adds as permissible investments: U.S. dollar-denominated debt obligations of top tier foreign issuers, and certificates of deposit, time deposits and other obligations of foreign banks and foreign branches of U.S. banks.  Accordingly, the text of the “Investment Strategy” section for the Fund is hereby deleted and replaced with the following:

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-246 (4/09)

SEI DAILY INCOME TRUST

Money Market Fund

Prime Obligation Fund

Government Fund

Treasury Fund

Supplement Dated April 13, 2009

to the Sweep Class Shares Prospectus dated May 31, 2008

This supplement provides new and additional information beyond that contained in the Sweep Class Shares Prospectus, and should be read in conjunction with the Prospectus.

Participation in the Temporary Guarantee Program for Money Market Funds

The Prospectus is hereby amended and supplemented to provide updated information regarding the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “Treasury”).  The Money Market, Prime Obligation, Government and Treasury Funds (each a “Fund” and, together, the “Funds”) have participated in the Program since its commencement on September 18, 2008 and are currently scheduled to participate in the Program through April 30, 2009.  The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009.  Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value falls below $0.995.  The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008.  Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.  Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund

Prime Obligation Fund

Government Fund

Not Participating in Program after April 30, 2009:

Treasury Fund

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change adds as permissible investments: U.S. dollar-denominated debt obligations of top tier foreign issuers, and certificates of deposit, time deposits and other obligations of foreign banks and foreign branches of U.S. banks.  Accordingly, the text of the “Investment Strategy” section for the Fund is hereby deleted and replaced with the following:

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-552 (4/09)

SEI DAILY INCOME TRUST

Prime Obligation Fund

Supplement Dated April 13, 2009

to the Statement of Additional Information (“SAI”) Dated May 31, 2008

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Prime Obligation Fund’s Investment Strategy

At a meeting held on March 26, 2009, the Board of Trustees of SEI Daily Income Trust approved a change to the investment strategy of the Prime Obligation Fund (the “Fund”).  This change will allow for investments in top tier international companies and for a broader range of repurchase collateral.  Accordingly, the text of the “Investment Objectives and Policies” section for the Fund is hereby deleted and replaced with the following:

PRIME OBLIGATION FUND – The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.  Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical organizations (“NRSROs”), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers’ acceptances and bank notes) of U.S. commercial banks (including foreign branches of such banks), U.S. savings and loan institutions and thrift institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, and foreign banks, which banks or institutions have total assets of $1 billion or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest (i.e., first-tier) short-term rating category by two or more NRSROs, or one NRSRO is only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest (i.e., first or second tier) municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.  The Fund may invest in variable or floating rate securities and when-issued securities.  In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-549 (4/09)